Forward Warrant Agreement (Tables)	3 Months Ended
Mar. 31, 2022
Temporary Equity [Line Items]
Summary of Fair Value Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques	The following table represents key valuation assumptions as of the quarter ended March 31,
20
2
2
.

Key Valuation Assumptions
Holding period (in years)	0.250 - 0.878
Risk free rate	0.52% -1.49%
Probability of occurring the contingency	50% - 100%
Underlying value per share	$6.30